Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Consolidated Net Income for the Fiscal Year	R$ 9,498,812	R$ 14,339,475	R$ 15,559,324
Other Comprehensive Income that will be subsequently reclassified to profit or loss when specific conditions are met:	1,166,391	(1,108,715)	(3,245,041)
Financial Assets measured at fair value through Other Comprehensive Income	537,438	(707,433)	(2,389,705)
Financial assets measured at fair value through other comprehensive income	878,395	(1,333,521)	(4,255,996)
Taxes	(340,957)	626,088	1,866,291
Cash flow hedges	628,953	(401,282)	(855,335)
Fair value adjustment	1,199,318	(771,020)	(1,628,393)
Taxes	(570,365)	369,738	773,058
Other Comprehensive Income that will not be Reclassified to Net Profit:	(648,164)	28,701	266,692
Defined Benefits Plan	(620,233)	28,701	266,692
Defined benefits plan	(988,263)	202,674	592,967
Taxes	368,030	(173,973)	(326,275)
Others	(27,931)
IFRS Adjustments 17	(46,552)
Taxes	18,621
Total Comprehensive Income	10,017,039	13,259,461	12,580,976
Attributable to the parent company	9,967,540	13,207,079	12,549,704
Attributable to non-controlling interests	R$ 49,499	R$ 52,382	R$ 31,272